BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 12, 2019
Current assets
Cash	$ 549,040	$ 696,567	$ 25,000
Prepaid expenses and other current assets	380,555
Prepaid expenses		395,887
Total current assets	929,595	1,092,454	25,000
Cash and marketable securities held in Trust Account	115,012,821	115,006,613
Total assets	115,942,416	116,099,067	25,000
Current liabilities
Accrued expenses	125,034	83,654	1,225
Total current liabilities	125,034
Warrant liabilities	178,750
Total Liabilities	303,784	83,654	1,225
Commitments and Contingencies (see Note 6)
Common stock subject to possible redemption; 11,063,863 and 11,088,616 shares at redemption value at June 30, 2021 and December 31, 2020, respectively	110,638,630	111,015,410
Stockholder's Equity
Common stock, $0.00001 par value; 1,000,000 shares authorized, 145,560 shares issued and outstanding at March 31, 2021; and 140,227 shares issued and outstanding at March 31, 2020	359	355	288
Additional paid-in capital	5,370,137	5,104,258	24,712
Accumulated deficit	(370,494)	(104,610)	(1,225)
Total Reservoir Holdings Inc. shareholders' equity	5,000,002	5,000,003	23,775	$ 0
Total liabilities and shareholders' equity	$ 115,942,416	$ 116,099,067	$ 25,000